Provisions	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Disclosure of provisions [text block]

Provisions

Philips Group

Provisions

in millions of EUR

2017 - 2018

	2017			2018
	long-term	short-term	total	long-term	short-term	total
Post-employment benefit (see note 20)	973		973	835		835
Product warranty	44	157	201	37	153	190
Environmental provisions	140	19	160	124	20	144
Restructuring-related provisions	25	87	112	45	68	114
Litigation provisions	26	24	50	17	9	26
Other provisions	451	113	564	730	112	842
Provisions	1,659	400	2,059	1,788	363	2,151
Assurance-type product warranty

The provisions for assurance-type product warranty reflect the estimated costs of replacement and free-of-charge services that will be incurred by the company with respect to products sold.

The company expects the provisions to be utilized mainly within the next year.

Philips Group

Provisions for assurance-type product warranty

in millions of EUR

2016 - 2018

	2016	2017	2018
Balance as of January 1	289	259	201
Changes:
Additions	325	283	248
Utilizations	(357)	(270)	(261)
Transfer to liabilities directly associated with assets held for sale		(56)
Translation differences and other	2	(16)	2
Balance as of December 31	259	201	190
Environmental provisions

The environmental provisions include accrued costs recorded with respect to environmental remediation in various countries. In the United States, subsidiaries of the company have been named as potentially responsible parties in state and federal proceedings for the clean-up of certain sites.

Provisions for environmental remediation can change significantly due to the emergence of additional information regarding the extent or nature of the contamination, the need to utilize alternative technologies, actions by regulatory authorities as well as changes in judgments and discount rates.

Approximately EUR 70 million of the long term provision is expected to be utilized after one to five years, with the remainder after five years. For more details on the environmental remediation reference is made to Contingent assets and liabilities.

Philips Group

Environmental provisions

in millions of EUR

2016 - 2018

	2016	2017	2018
Balance as of January 1	335	321	160
Changes:
Additions	18	18	23
Utilizations	(24)	(21)	(15)
Releases	(36)	(8)	(4)
Changes in discount rate	11	11	(28)
Accretion	7	6	5
Translation differences and other	10	(20)	4
Transfer to liabilities directly associated with assets held for sale		(146)
Balance as of December 31	321	160	144

The additions and the releases of the provisions originate from additional insights in relation to factors like the estimated cost of remediation, changes in regulatory requirements and efficiencies in completion of various site work phases.

Restructuring-related provisions

Philips Group

Restructuring-related provisions

in millions of EUR

2018

	Jan. 1, 2018	additions	utilizations	releases	Dec. 31, 2018
Diagnosis & Treatment	38	60	(32)	(11)	55
Connected Care & Health Informatics	20	19	(13)	(8)	18
Personal Health	7	14	(6)	(1)	14
Other	47	42	(47)	(16)	26
Philips Group	112	136	(98)	(37)	114

In 2018, the most significant restructuring projects impacted Diagnosis & Treatment, Connected Care & Health Informatics and Other businesses and mainly took place in the Netherlands, Germany and the US. The restructuring comprised mainly product portfolio rationalization and the reorganization of global support functions.

The company expects the provisions to be utilized mainly within the next year.

2017

In 2017, the most significant restructuring projects impacted Diagnosis & Treatment and Other businesses and mainly took place in the Netherlands and the US.

The movements in the provisions for restructuring in 2017 are presented by segment as follows:

Philips Group

Restructuring-related provision

in millions of EUR

2017

	Jan. 1, 2017	additions	utilizations	releases	other changes [1]	Dec. 31, 2017
Diagnosis & Treatment	13	46	(16)	(5)	(1)	38
Connected Care & Health Informatics	13	27	(12)	(6)	(1)	20
Personal Health	5	14	(5)	(6)	(1)	7
Other	37	55	(27)	(16)	(1)	47
Lighting (now Signify)	133	9	(35)	(3)	(104)
Philips Group	201	150	(96)	(37)	(107)	112
[1] Other changes primarily relate to translation differences and reclassification to liabilities directly associated with assets held for sale.
2016

In 2016, the most significant restructuring projects mainly impacted Other and mainly took place in the Netherlands.

The movements in the provisions for restructuring in 2016 are presented by segment as follows:

Philips Group

Restructuring-related provisions

in millions of EUR

2016

	Jan. 1, 2016	additions	utilizations	releases	other changes [1]	Dec. 31, 2016
Diagnosis & Treatment	28	11	(19)	(6)	(1)	13
Connected Care & Health Informatics	21	11	(14)	(6)	1	13
Personal Health	32	7	(29)	(2)	(3)	5
Other	38	34	(17)	(20)	2	37
Lighting (now Signify)	178	95	(118)	(27)	5	133
Philips Group	297	158	(197)	(61)	4	201
[1] Other changes primarily relate to translation differences and transfers between segments
Litigation provisions

The Company and certain of its group companies and former group companies are involved as a party in legal proceedings, including regulatory and other governmental proceedings.

Philips Group

Litigation provisions

in millions of EUR

2016 - 2018

	2016	2017	2018
Balance as of January 1	578	96	50
Changes:
Additions	31	40	17
Utilizations [1]	(313)	(52)	(29)
Releases	(98)	(11)	(11)
Reclassifications [1]	(125)	2	-
Changes in discount rate	5
Accretion	8	3	2
Transfer to liabilities directly associated with assets held for sale		(21)
Translation differences and other	10	(7)	(3)
Balance as of December 31	96	50	26
[1] The presentation of prior-year information has been reclassified to conform to the current-year presentation.
The most significant proceedings

The majority of the movements in the above schedule related to the Cathode Ray Tube (CRT) antitrust litigation and Masimo Corporation (Masimo) patent litigation.

Cathode Ray Tube (CRT) antitrust litigation

In 2016, 2017 and 2018 the majority of the movements in relation to the CRT antitrust litigation were utilizations due to the transfer to other liabilities for which the company was able to reach a settlement. These settlements were subsequently paid out in the respective following year.

For more details reference is made to Contingent assets and liabilities.

Masimo Corporation (Masimo) patent litigation

On October 1, 2014, a jury awarded USD 467 million to Masimo Corporation (Masimo) in a trial held before the United States District Court for the District of Delaware. The decision by the jury completed an initial phase of a three-phase trial regarding a first lawsuit started by Masimo against the company in 2009. A second lawsuit was started by Masimo against the company in 2016. Between the two lawsuits, claims were raised by the parties against each other relating to patent infringement and antitrust violations in the field of pulse oximetry.

On November 5, 2016, the company and Masimo entered into a wide-ranging, multi-year business partnership involving both companies’ innovations in patient monitoring and therapy solutions, ending all pending lawsuits between the two companies, including releasing the company from paying the USD 467 million jury verdict.

The company and Masimo also agreed to:

  a USD 300 million cash payment by Philips to Masimo;
  a one-time donation to the Masimo Foundation of USD 5 million to support the Masimo Foundation’s project on patient safety and better outcomes;
  commitments of the company with respect to sales targets, marketing and product integration over the coming years of about USD 136 million.

Entering into the agreements resulted in a payment of USD 305 million (EUR 280 million) in November 2016, a release of litigation provisions of USD 86 million (EUR 79 million) and a liability reclassification from litigation provisions to other provisions of USD 136 million (EUR 125 million).

The utilizations and reclassifications in 2016 mainly related to Masimo. Reclassifications include reclassification from litigation provisions to other provisions.

Other

In 2018 the translation differences in the schedule above are mainly explained by the movements in the BRL/EUR rate which impacted the litigation provisions denominated in BRL. In 2017 the translation differences are mainly explained by the movements in the USD/EUR rate which impacted the litigation provisions denominated in USD.

The company expects the provisions to be utilized mainly within the next three years.

Other provisions

Philips Group

Other provisions

in millions of EUR

2016 - 2018

	2016	2017	2018
Balance as of January 1	604	733	564
Changes:
Additions [1]	183	241	176
Utilizations [1]	(167)	(175)	(226)
Releases	(61)	(88)	(58)
Reclassification	142	4	2
Accretion	8	-	14
Acquisitions	-	62	367
Transferred to liabilities directly associated with assets held for sale		(156)
Translation differences and other	24	(56)	3
Balance as of December 31	733	564	842
[1] The presentation of prior-year information has been reclassified to conform to the current-year presentation.

In 2018 the acquisitions through business combinations mainly consists of a provision for contingent consideration of EUR 239 million relating to the acquisition of EPD. For more details reference is made to Acquisitions and divestments

The main elements of other provisions are:

  provisions for possible taxes/social security of EUR 65 million (2017: EUR 97 million);
  onerous contract provisions for unfavorable supply contracts as part of divestment transactions, onerous (sub)lease contracts and expected losses on existing projects /orders totaling EUR 18 million (2017: EUR 31 million);
  provisions for employee jubilee funds EUR 73 million (2017: EUR 57 million);
  self-insurance provisions of EUR 45 million (2017: EUR 48 million);
  provisions for decommissioning costs of EUR 32 million (2017: EUR 32 million);
  provisions for rights of return of EUR 35 million (2017: EUR 37 million);
  provisions for other employee benefits and obligatory severance payments of EUR 13 million (2017: EUR 24 million);
  provisions for contingent considerations of EUR 409 million (2017: EUR 66 million);
  the release in 2017 of EUR 88 million is due to the reassessment of our positions in other provisions.

The company expects the provisions to be utilized mainly within the next five years, except for:

  provisions for employee jubilee funds of which over a half is expected to be utilized after five years;
  provisions for decommissioning costs of which over half is expected to be utilized after five years;
  provisions for rights of return to be utilized mainly within the next year.